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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               ---------------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wohl Capital Management
Address:   2180 Sand Hill Road #400
           Menlo Park, CA 94025

13F File Number: 28-11704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Daniel Wohl
Title:   Portfolio Manager
Phone:   (650) 233-1023

Signature, Place, and Date of Signing:


/s/ Daniel Wohl,                                 CA           November 8th, 2006
----------------------------------------   ----------------   ------------------
[Signature]                                  [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None

Form 13F Information Table Entry Total:         9

Form 13F Information Table Value Total:   $20,652
                                        (thousands)

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                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                TITLE OF        CUSIP      VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER             CLASS          NUMBER    (X1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
FULL HOUSE RESORTS INC     NASDAQ OTC ISSUES  359678109        495    147700  SH         Sole                  147700
HERMAN MILLER INC          NASDAQ OTC ISSUES  600544100       1728     50500  SH         Sole                   50500
HOLOGIC INC.               NASDAQ OTC ISSUES  436440101        827     19000  SH         Sole                   19000
ICONIX BRAND GROUP INC     NASDAQ OTC ISSUES  451055107       2657    165000  SH         Sole                  165000
KNOLOGY INC                NASDAQ OTC ISSUES  499183804       4464    450000  SH         Sole                  450000
ONEOK PARTNERS L P         COMMON STOCKS      68268N103       4444     79000  SH         Sole                   79000
REDDY ICE HOLDINGS INC     COMMON STOCKS      75734R105       2101     86800  SH         Sole                   86800
SPECTRUM CONTROL INC       NASDAQ OTC ISSUES  847615101        348     37000  SH         Sole                   37000
UTS COINMACH SVC CORP      NASDAQ OTC ISSUES  19259W107       3588    200000  SH         Sole                  200000

                                                             20652